Cover	Aug. 02, 2022
Cover [Abstract]
Document Period End Date	Aug. 02, 2022
Entity Registrant Name	Mercury Systems, Inc.
Entity Address, Address Line One	50 Minuteman Road,
Entity Address, City or Town	Andover,
Entity Address, State or Province	MA
City Area Code	978
Local Phone Number	256-1300
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Type	8-K
Entity Tax Identification Number	04-2741391
Entity Incorporation, State or Country Code	MA
Entity Address, Postal Zip Code	01810
Entity File Number	000-23599
Amendment Flag	false
Entity Central Index Key	0001049521
Common Stock
Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $0.01
Security Exchange Name	NASDAQ
Trading Symbol	MRCY
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	MRCY
Security Exchange Name	NASDAQ
Preferred Stock
Cover [Abstract]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ
Trading Symbol	N/A
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NASDAQ